Note 2 - Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
Dec. 31, 2022
Bottom of range [member]
Statement Line Items [Line Items]
Lease term (Year)	1 year
Top of range [member]
Statement Line Items [Line Items]
Lease term (Year)	8 years
Fixtures and fittings [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)	5 years
Network infrastructure [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)	4 years
Computer equipment [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)	3 years
Right-of-use assets [member] | Bottom of range [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)	3 years
Right-of-use assets [member] | Top of range [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)	8 years